Long-Term Loans from Banking Institutions (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Composition of Long Term Debt
A.	Composition

	Interest rate at December 31 2020	December 31,
	%	2020	2019

Long-term loans	2.1	16,064	22,185
Less current maturities		(7,949)	(7,230)
		8,115	14,955

Schedule of Maturities of Long Term Debt
B.	Maturity dates:

First year	7,949
Second year	8,115
16,064